Stock Based Compensation Plan - Summary of RSA Activity (Details) - RSA [Member] - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Recapitalization		(216,823)
Number of Shares RSAs, Granted	193,208
Number of Shares RSAs, Vested	(62,297)
Number of Shares RSAs, Forfeited	(16,467)
Number of Shares RSAs, unvested, Ending Balance	160,643
Weighted Average Grant Date Fair Value RSAs, Granted	$ 9.95
Weighted Average Grant Date Fair Value RSAs, Vested	7.00
Weighted Average Grant Date Fair Value RSAs, Forfeited	9.76
Weighted Average Grant Date Fair Value RSAs, Unvested Ending Balance	$ 9.39
Previously Reported
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance	263,022
Weighted Average Grant Date Fair Value RSAs, Unvested Beginning Balance	$ 0.69
After Business Combination
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Beginning Balance	46,199
Weighted Average Grant Date Fair Value RSAs, Recapitalization		$ 3.96